GENERAL (Narrative) (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands, $ in Thousands									1 Months Ended										3 Months Ended	12 Months Ended
	Mar. 15, 2022 CAD ($) shares	Mar. 15, 2022 ILS (₪)	Mar. 14, 2022 CAD ($) shares	Mar. 14, 2022 ILS (₪)	Jul. 09, 2021 Shares shares	May 10, 2021 CAD ($) Shares	May 10, 2021 USD ($) Shares $ / shares shares	Feb. 12, 2021	Mar. 30, 2022 CAD ($) Shares shares	Mar. 28, 2022 CAD ($)	Mar. 28, 2022 ILS (₪)	Jan. 31, 2022 CAD ($)	Dec. 01, 2021 CAD ($)	Jul. 31, 2021 CAD ($)	Jul. 28, 2021 CAD ($)	Jul. 28, 2021 ILS (₪)	Mar. 31, 2021 CAD ($)	Mar. 18, 2021 CAD ($) Shares shares	Mar. 29, 2022 CAD ($)	Dec. 31, 2021 CAD ($) Shares shares	Dec. 31, 2021 ILS (₪) shares	Dec. 31, 2020 CAD ($) shares	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 ILS (₪)	Mar. 30, 2022 ILS (₪) Shares	Mar. 28, 2022 ILS (₪)	Mar. 15, 2022 ILS (₪) shares	Mar. 14, 2022 ILS (₪) shares	Jan. 31, 2022 ILS (₪)	Dec. 31, 2021 USD ($) Shares shares	Dec. 01, 2021 ILS (₪)	Aug. 16, 2021 CAD ($)	Aug. 16, 2021 ILS (₪)	Jul. 28, 2021 ILS (₪)	May 30, 2021 CAD ($)	May 30, 2021 ILS (₪)	Apr. 30, 2021 CAD ($)	Apr. 30, 2021 ILS (₪)	Dec. 31, 2019 CAD ($)
Disclosure of subsidiaries [line items]
Description of share consolidation of issued and outstanding ordinary shares								the Company's shareholders general meeting resolved to consolidated all of its issued and outstanding Ordinary shares on a four (4) to one (1) basis (the “Share Consolidation”)
Number of shares issued | shares																				68,217,894		39,765,799								68,217,894
Proceeds from issuing shares																				$ 28,131		$ 0
Cash and cash equivalents																				13,903		8,885																	$ 13,926
Net cash used in operating activities																				(34,372)		(7,919)
Net loss																				$ (18,518)		$ (28,734)
Trichome Financial Corp. (“Trichome”) [Member]
Disclosure of subsidiaries [line items]
Number of common shares issued in business combination | Shares																		10,104,901		100,916										100,916
Value of common shares issued in business combination																		$ 99,028		$ 495
Number of common shares issued for each share of acquiree | shares																		0.24525		50,525	50,525
Total purchase price																				$ 99,028
Net loss																				(17,983)
Trichome Financial Corp. (“Trichome”) [Member] | Revolving Credit Facility [Member]
Disclosure of subsidiaries [line items]
Total Commitment																				$ 10,000
Borrowings, interest rate																				9.75%										9.75%
Borrowings, interest rate basis																				Prime Rate plus 7.30% per annum	Prime Rate plus 7.30% per annum
Borrowings																				$ 8,582
MYM Nutraceuticals Inc. (“MYM”) [Member]
Disclosure of subsidiaries [line items]
Number of common shares issued in business combination | Shares					10,073,437															49,802										49,802
Value of common shares issued in business combination																				$ 312
Number of common shares issued for each share of acquiree | shares					0.022
Cash consideration of business combination														$ 62,620
Total purchase price																				62,620
Percentage of issued and outstanding shares acquired					15.00%
Net loss																				$ 130
MYM Nutraceuticals Inc. (“MYM”) [Member] | Subsequent Event [Member]
Disclosure of subsidiaries [line items]
Cash consideration of business combination																			$ 3,250
Panaxia Logistics Ltd. [Member]
Disclosure of subsidiaries [line items]
Number of common shares issued in business combination | Shares																				934,755										934,755
Value of common shares issued in business combination																				$ 4,290										$ 3,397					$ 4,200	₪ 11,100	$ 4,200	₪ 11,100
Total purchase price																				6,960															7,000	18,700	$ 7,000	₪ 18,700
Cash transferred																																			$ 2,800	₪ 7,600
Panaxia Logistics Ltd. [Member] | Subsequent Event [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares			93,755																									93,755
Cash consideration of business combination			$ 4,300	₪ 11,100
Cash transferred			2,900																									₪ 7,600
Aggregate consideration			$ 7,200	18,700
Pharm Yarok pharmacy [Member]
Disclosure of subsidiaries [line items]
Value of common shares issued in business combination															$ 1,300																			₪ 3,500
Cash consideration of business combination															1,300	₪ 3,500
Total purchase price															4,600					4,606														₪ 11,900
Aggregate consideration															$ 4,600	₪ 11,900
Net loss																				1
Pharm Yarok pharmacy [Member] | Subsequent Event [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares			523,700																									523,700
Proceeds from issuing shares			$ 1,370
Cash consideration of business combination			1,300	3,500
Cash transferred			3,300																									₪ 8,400
Aggregate consideration			$ 4,600	₪ 11,900
Vironna pharmacy [Member]
Disclosure of subsidiaries [line items]
Value of common shares issued in business combination																																$ 1,350	₪ 3,500
Total purchase price																				3,319												3,300	8,500
Cash transferred																																$ 1,950	₪ 5,000
Aggregate consideration																				1,400	₪ 3,750
Percentage of issued and outstanding shares acquired																																51.00%	51.00%
Vironna pharmacy [Member] | Subsequent Event [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares	485,362																										485,362
Cash consideration of business combination	$ 1,700	₪ 3,500
Total purchase price	3,330																										₪ 8,500
Cash transferred	1,960																										₪ 5,000
Aggregate consideration	$ 1,470	₪ 3,750
Mizrahi [Member] | Revolving Credit Facility [Member] | Subsequent Event [Member]
Disclosure of subsidiaries [line items]
Total Commitment												$ 6,000																	₪ 15,000
Borrowings, interest rate basis												Prime interest plus 1.5% (approximately 3.3%) per annum
Oranim Pharm [Member]
Disclosure of subsidiaries [line items]
Value of common shares issued in business combination													$ 2,104																		₪ 5,202
Total purchase price													4,900																		11,940
Cash transferred													$ 2,104																		₪ 5,202
Percentage of issued and outstanding shares acquired													51.00%																		51.00%
Percentage of outstanding shares acquired													51.30%
Percentage of rights hold													99.50%
Net loss																				46
Oranim Pharm [Member] | Subsequent Event [Member]
Disclosure of subsidiaries [line items]
Issuance of common shares | shares									251,001
Number of common shares issued in business combination | Shares									251,001																251,001
Cash transferred									$ 630	$ 2,104													$ 2,104	₪ 5,202	₪ 1,536	₪ 5,202
Aggregate consideration										$ 4,900	₪ 11,940
Overnight Marketed Offering [Member]
Disclosure of subsidiaries [line items]
Par value per share | $ / shares							$ 5.75
Number of shares issued | shares							6,086,956
Proceeds from issuing shares						$ 42,502	$ 35,000
Number of warrants issued for common shares | Shares						456,522	456,522
Cash and cash equivalents																				13,903
Working capital of business acquisition																				33,084
Net cash used in operating activities																				34,372
Net loss																				$ 38,389
Preliminary Shelf Prospectus [Member]
Disclosure of subsidiaries [line items]
Proceeds from issuing shares																	$ 250